COMMITMENTS AND CONTINGENCIES (Details Textuals) - shares	1 Months Ended		9 Months Ended
	Jan. 31, 2017	Oct. 31, 2016	May 31, 2017
Air Lease Corporation [Member]
Common stock, share issued	7,700,000		8,839,600
Common stock outstanding shares, percentage	10.00%
Jet Midwest Group [Member]
Common stock, share issued		1,414,336	1,250,000
Common stock outstanding shares, percentage		1.60%